Accounts payable (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Accounts payable
Summary of accounts payable

	As of March 31,
	2021	2020
Payable to a supplier of virtual simulation software	$108,381	$115,425
Payable to a copyright supplier	—	110,090
Payable to accessories suppliers	5,326	23,571
Total	$113,707	$249,086

	As of March 31,
	2019	2018
Payable to a courseware supplier	$—	$6,044,274
Payable to accessories suppliers	10,025	—
Total	$10,025	$6,044,274